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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:

                                        AFL-CIO Housing Investment Trust
                                        1717 K Street, N.W., Suite 707
                                        Washington, D.C. 20036

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):    |X|

3.    Investment Company Act File Number:   811-03493

      Securities Act File Number:   002-78066

4(a). Last day of fiscal year for which this Form is filed:

                                    December 31, 2005

4(b). |_|   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). |_|   Check box if this is the last time the issuer will be filing this
            Form.


             Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                      $ 260,019,043
                                                                   -------------
      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:  $ 272,616,616
                                                    -------------
      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October
            11, 1995 that were not previously used
            to reduce registration fees payable to
            the Commission:                         $         -0-
                                                    -------------
      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                         -$ 272,616,616
                                                                   -------------
      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                       $           0
                                                                   -------------
      (vi)  Redemption credits available for use
            in future years -- if Item 5(i)
            is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:             $ (12,597,572)
                                                    -------------
      (vii) Multiplier for determining
            registration fee (See Instruction C.9):                x   .00010700
                                                                   -------------
      (viii)Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if no
            fee is due):                                          =$           0
                                                                   =============
6.    Prepaid Shares

      If the response to Item5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.    Interest due -- if this Form is being filed more than 90
      days after the end of the issuer's fiscal year
      (see Instruction D):
                                                                  +$           0
                                                                   -------------
8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                                  =$           0
                                                                   =============
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                            |_|   Wire Transfer          N/A
                            |_|   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Erica Khatchadourian
                          ------------------------------------------------------

                                Erica Khatchadourian, Chief Financial Officer
                          ------------------------------------------------------

Date  3/10/06
     --------------------

  *Please print the name and title of the signing officer below the signature.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                         Annual Filing Under Rule 24f-2
                     of the Investment Company Act of 1940

                                  INSTRUCTIONS

A.    General

1. This Form should be used by an open-end management investment company, face amount certificate company, or unit investment trust ("issuer") for annual filings required by rule 24f-2 under the Investment Company Act of 1940 [15 U.S.C. 80a] ("Investment Company Act"). If the issuer has registered more than one class or series of securities on the same registration statement under the Securities Act of 1933 [15 U.S.C. 77a-aa] ("Securities Act"), the issuer may file a single Form 24F-2 for those classes or series that have the same fiscal year end. Such an issuer may calculate its fees based on aggregate net sales of the series having the same fiscal year end. An issuer choosing to calculate registration fees on a class-by-class or series-by-series basis should make a single filing consisting of a separate Form 24F-2 for each class or series in a single EDGAR document.

2. This Form must be filed within 90 calendar days after the end of the issuer's fiscal year or, if the last day of the 90 day period falls on Saturday, Sunday or a federal holiday, the first business day thereafter. For example, a Form 24F-2 for a fiscal year ending on June 30 must be filed no later than September 28. If September 28 falls on a Saturday or Sunday, the Form must be filed on the following Monday. In these instructions, we refer to this as the "Due Date."

3. Pursuant to rule 101(a)(1)(i) of Regulation S-T [17 CFR 232.101 (a)(1)(i)] this Form must be submitted in electronic format using the Commission's Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system. Consult the EDGAR Filer Manual and Appendices for instructions on how to properly construct the submission header for an electronic Form 24F-2 EDGAR filing.

4. This Form must be accompanied by the appropriate registration fee. If the Form is being filed late, interest must be paid. See Instruction D.

5. This Form will be deemed filed with the Commission on the date on which it is received and accepted by the Commission. The Commission will not accept for filing any Form accompanied by insufficient payment of the registration fee. A Form accompanied by insufficient payment of the registration fee will not be deemed accepted and filed until receipt by the Commission of proper payment of the registration fee. No part of the registration fee is refundable. Issuers should refer to rule 0-8 under the Investment Company Act [17 CFR 270.0-8], rule 3a of the Commission's Rules of Informal and Other Procedures [17 CFR 202.3a], and rule 13(c) under Regulation S-T [17 CFR 232.13(c)] for instructions on payment of fees to the Commission.

B.    Identifying Information

1. Item 1 - Provide the name of the issuer as it appears on the cover of the issuer's most recent Securities Act registration statement or post-effective amendment.

2.    Item 2 - If the  Form is   being  filed  for all  classes  and  series  of
securities of the issuer, the issuer should check the box and not list the names of the classes and series.

3. Item 3 - The Investment Company Act file number should be the number assigned to the issuer's registration statement filed under the Investment Company Act (beginning with "811-"). The Securities Act file number is the number of the registrant's most recent Securities Act registration statement (beginning with "2-", "33-" or "333-").

4. Item 4(a) - In the case of an issuer that ceases operations, the date it ceases operations is deemed the last day of its fiscal year for purposes of section 24(f) of the Investment Company Act.

5. Item 4(b) - Check the box if the Form is filed late. If the issuer files the Form late, the issuer is required under section 24(f) to pay interest on unpaid amounts at the rate applicable to Treasury and tax loan accounts. See Instruction D.

6.    Item 4(c) - Check  the box if this is the last   time the  issuer  will be
filing Form 24F-2 (i.e., if the issuer has ceased operations).

C.    Computation of Registration Fee

1. Item 5 is a work sheet for calculating the registration fee due. An issuer must aggregate prices for all classes or series for which the Form is being filed. If the issuer charges a front-end sales load on its securities, the aggregate sale price must include the sales load.

2.    Mergers -

      (a) In the case of a liquidation, merger, or sale of all or substantially all of the assets of an issuer ("merger"), the securities of the fund ceasing operation (the "Predecessor Fund") that are exchanged for or converted into the other issuer (the "Successor Fund") should be treated as redemptions on the Predecessor Fund's final Form 24F-2 (not the Successor Fund's).

      (b) In the case of a merger in which the Predecessor Fund is not deemed to cease operations (e.g., a reorganization), the Successor Fund inherits the sales and redemption credits of the Predecessor Fund, and the Successor Fund must report them as sales and redemptions on its next Form 24F-2 filing. The Predecessor fund in this type of merger need not file a final Form 24F-2. See Rule 24f-2(b)(1) and (2) [17 CFR 270.24f-2(b)(1) and (2)].

3. Special Rule for Unit Investment Trusts - The aggregate sale price of securities sold to a unit investment trust ("UIT") that offers interests that are registered under the Securities Act and on which a registration fee has been or will be paid to the Commission, may be excluded from the aggregate sale price of securities reported in Item 5(i). If the issuer chooses to exclude the aggregate sale price of these securities from Item 5(i), the issuer may not use securities redeemed or repurchased from those LJITs for purposes of determining the redemption or repurchase price of securities in Items 5(ii) and 5(iii).

4.    EDGAR - Report responses for Item 5 under the following EDGAR header-tags:

            Item5(i) -- (SALE-PROCEEDS)
            Item 5(iv) -- (REDEEMED-VALUE)
            Item5(viii) -- (FEE-PAID)

The (SALE-PROCEEDS) and (REDEEMED-VALUE) tags are located immediately after the (SHARES) tag in the 24F-2 submission header.

5. Item 5(i) - Report the aggregate sale price of securities sold during the fiscal year in reliance upon registration under section 24(f). Include securities issued pursuant to dividend reinvestment plans ("DRIP shares") whether or not they are required to be registered under the Securities Act. Do not include the sale price of securities, if any, that were registered under the Securities Act other than pursuant to section 24(f), such as securities registered by post-effective amendment pursuant to rule 24e-2 under the Investment Company Act as in effect before October 11,1997. Example: An issuer sold 1,000,000 shares, and 250,000 shares had previously been registered pursuant to rule 24e-2. Item 5(i) should show the aggregate sale price of 750,000 shares.

6. Item 5(ii) - Report the aggregate redemption or repurchase price of securities redeemed or repurchased during the fiscal year. Do not include securities that have been redeemed or repurchased and previously applied as a reduction to registration fees pursuant to rule 24e-2 as in effect before October 11,1997. Example: An issuer with an August 30,1997 fiscal year end registered shares pursuant to rule24e-2 in September 1997. The issuer applied securities redeemed during its 1997 fiscal year to reduce its registration fees payable under rule 24e-2. The redemption price of these redeemed securities should not be included in Item 5(ii).

7. Item 5(iii) - Report the aggregate redemption or repurchase price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995, that were not used previously to reduce registration fees payable to the Commission. Do not include securities that have been redeemed or repurchased and previously applied as a reduction to registration fees pursuant to rule 24e-2 as in effect before October 11, 1997. See the Example to Item 5(ii).

8.    Items  5(iv)  through  5(vi) - Report the sum of Items 5(ii) and 5(iii) in
Item 5(iv). Subtract Item 5(iv) from Item 5(i). If Item 5(iv) is less than Item 5(i), report the result in Item 5(v) (net sales). If Item 5(iv) is greater than
Item 5(i), report the resulting negative number in parentheses in Item5(vi) (net redemptions or repurchases). The amount of redemptions or repurchases reported in Item 5(vi) may be used by the issuer in future years to offset sales (by including it in response to Item 5(iii) of Form 24F-2 filed for the next fiscal year).

9. Item 5(vii) - The Commission determines the rate for calculating the registration fee (the "fee rate") according to section 6(b) of the Securities Act [15 U.S.C. 77f(b)]. The registration fee is calculated by multiplying the net sales amount (Item 5(v)) by the fee rate. The fee rate is subject to change from time to time, without notice, by act of Congress through appropriations for the Commission or other laws. Issuers should determine the current fee rate before they file by referring to section 6(b) and any law or regulation affecting section 6(b). Issuers also may check the Commission's latest fee rate advisory, which is available under "Press Releases" on the "News & Public Statements" page of the Commission's Internet site at http://www.sec.gov. Unless otherwise specified by act of Congress, the fee rate in effect at the time of filing applies to all securities sold during the fiscal year, regardless of whether the fee rate changes during the year.

10.   Item  5(viii) - If the issuer  reports net  redemptions  or repurchases in
Item 5(vi), report "0" in Item 5(viii).

11. Item 6 - If the issuer has sold securities during the fiscal year that were registered under rule 24e-2 as in effect prior to October 11, 1997 (and thus are pre-paid), the issuer should exclude the pre-paid securities from Item 5(i) and instead report them in Item 6. If, after deducting the pre-paid securities from the aggregate sale price of securities sold during the fiscal year, there is a balance of pre-paid shares remaining, the issuer should report those pre-paid shares that remain. Example: An issuer sold 1,000,000 shares, and had 1,250,000 shares which were pre-paid because they had previously been registered pursuant to rule 24e-2. Item 5(i) should show the aggregate sale price was 0, and Item 6 should show that 1,000,000 pre-paid shares were used and that 250,000 pre-paid shares remain.

D.    Computation of Interest Due if Form is Filed Late

1. Item 7 - Section 24(f) requires any issuer that pays its registration fee after the Due Date (see Instruction A.2) to pay interest to the Commission on fees that are not paid on time. The payment of interest does not preclude the Commission from bringing an action to enforce the requirements of section 24(f). Under section 11 of the Debt Collection Act [31 U.S.C. 3717(a)], the interest rate is published by the Secretary of the Treasury. The rate is computed annually and is effective on January 1 each year. In some circumstances the rate may be changed on a quarterly basis. Filers owing interest should verify the current interest rate. Filers can find the rate by looking for the "current value of funds rate" on the Treasury Department's Financial Management Service Internet site at http://www.fms.treas.gov, or by calling (202) 874-6995.

2. The interest is assessed only on the amount of the registration fee due, and begins to accrue on the day after the Due Date. The amount of interest due should be calculated based on the interest rate in effect at the time the interest payment is made using the following formula:

      I = (X) (Y) (Z/365)

      where:

      I = Amount of interest due
      X = Amount of registration fee due
      Y = Applicable interest rate, expressed as a fraction
      Z = Number of days by which the registration fee payment is late

E.    Payment and Signature

1. Item 9 - Identify which SEC account number (payor's CIK number) was designated to receive the payment.

2. The Form must be signed on behalf of the issuer by an authorized officer of the issuer. See rule 302 of Regulation S-T [17 CFR 232.302] regarding signatures on forms filed electronically.

F.    SEC's Collection of Information

An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. The principal purpose of this collection of information is to enable issuers to calculate the registration fee payable to the Commission. The Commission estimates that the burden for completing the Form will be approximately 1 hour per filing. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form, and any suggestions for reducing this burden. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. ss.3507. The responses to the collection of information will not be kept confidential.


                                       3